Share-Based Compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands						12 Months Ended
	Feb. 17, 2020 ¥ / shares shares	Jun. 30, 2019 ¥ / shares shares	Jan. 22, 2019 CNY (¥) shares	Jan. 22, 2019 $ / shares	Jul. 03, 2018 ¥ / shares shares	Feb. 29, 2020 CNY (¥) ¥ / shares	Feb. 29, 2020 USD ($)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2018 CNY (¥)	Feb. 29, 2020 USD ($)	Jun. 30, 2015 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares option granted			460,000
Shares option granted per share | (per share)				$ 4.6		¥ 32.23
Incremental compensation cost | ¥			¥ 3,967
Compensation expense | ¥								¥ 127
Incremental compensation cost amortized over remaining vesting period | ¥			¥ 3,840
Share-based compensation expenses						¥ 30,858	$ 4,414	¥ 32,247	¥ 23,470
Unrecognized compensation cost related to non-vested share options						¥ 38,036				$ 5,441
Unrecognized compensation cost expected to recognized over a weighted-average period						1 year 6 months 14 days	1 year 6 months 14 days
Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares option granted					860,000
Weighted average grant date fair value of options granted per share | ¥ / shares					¥ 41.00
Officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares option granted					860,000
Weighted average grant date fair value of options granted per share | ¥ / shares					¥ 41.00
Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period						4 years	4 years
Shares option granted	80,000	360,000			860,000
Weighted average grant date fair value of options granted per share | ¥ / shares	¥ 10.03	¥ 10.46			¥ 41.00
Options expiration period						10 years	10 years
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period						4 years	4 years
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period						3 years	3 years
2015 Option Plan and 2017 Option Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of ordinary shares authorized to issue											4,201,330